COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 30, 2012 Accepted and tendered cases USD ($) lawsuit	Sep. 30, 2011 Accepted and tendered cases lawsuit	Dec. 31, 2011 Accepted and tendered cases USD ($) lawsuit	Dec. 31, 2010 Accepted and tendered cases lawsuit	Dec. 31, 2009 Accepted and tendered cases lawsuit	Sep. 30, 2012 Accepted cases not subject to indemnification USD ($) lawsuit	Sep. 30, 2011 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2011 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2010 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2009 Accepted cases not subject to indemnification lawsuit	Dec. 31, 2010 Antitrust matters - Direct action cases lawsuit	Feb. 28, 2010 Antitrust matters - Purported class action cases lawsuit	Dec. 31, 2008 Port Arthur Plant Fire Insurance Litigation Settlement USD ($)	Dec. 31, 2009 Port Arthur Plant Fire Insurance Litigation Settlement USD ($)	May 14, 2010 Port Arthur Plant Fire Insurance Litigation Settlement USD ($)	Apr. 29, 2006 Port Arthur Plant Fire Insurance Litigation Settlement USD ($)	Sep. 30, 2012 Product Delivery Claim USD ($)	Sep. 30, 2012 Product Delivery Claim EUR (€)	Dec. 31, 2011 Product Delivery Claim USD ($)	Dec. 31, 2011 Product Delivery Claim EUR (€)
COMMITMENTS AND CONTINGENCIES
Minimum contracts period which require minimum volume purchases	1 year
Minimum payments under take or pay contracts without taking the product			$ 6,000,000
Purchase commitments:
2012	685,000,000
2013	197,000,000
2014	128,000,000
2015	104,000,000
2016	59,000,000
Thereafter	94,000,000
Total	1,267,000,000
Operating Leases
Rent expense	83,000,000	62,000,000	56,000,000
Sublease rentals	4,000,000	4,000,000	4,000,000
Minimum sublease rentals	28,000,000
Future minimum payments
2012	77,000,000
2013	71,000,000
2014	64,000,000
2015	50,000,000
2016	45,000,000
Thereafter	148,000,000
Total	455,000,000
LEGAL MATTERS
Experience with tendering cases				18 years		18 years
Information about the cases
Unresolved at beginning of period (number of cases)				1,080	1,116	1,116	1,138	1,140	36	37	37	39	43
Tendered during period				3	10	10	24	18
Filed during the period									8	9	11	5	3
Resolved during period				2	43	46	46	20	3	8	12	7	7
Unresolved at end of period (number of cases)				1,081	1,083	1,080	1,116	1,138	41	38	36	37	39
Accrued liability relating to the cases				10,000,000		10,000,000			225,000		460,000
Receivable relating to indemnity protection of the cases				10,000,000		10,000,000
Payment of gross settlement costs									82,000	442,000	584,000	201,000
Number of purported class action cases filed														3	2
Combined deductible for property damage and business interruption insurance																			60,000,000
Payment of deductible on the claim																60,000,000
Proceeds from reinsurers																	365,000,000
Proceeds from reinsurers																		110,000,000
Amount of claims of customer																				191,000,000	153,000,000		150,000,000
Amount of insurance available for claims in excess of specified amount																				$ 10,000,000		$ 10,000,000